Memorandum accounts (Tables)	12 Months Ended
Dec. 31, 2022
Memorandum accounts
Schedule of contingent commitments

Contingent commitments	12/31/2021	12/31/2022

Available lines of credit cards and non-revolving consumer loans	171,094	205,793
Guarantees, documentary credits and loan commitments of commercial and public sector loans	91,516	114,418
Guarantees, documentary credits and loan commitments of commercial loans (SME)	315	107
	262,925	320,318

Schedule of commitments by stages

As of December 31, 2022, the breakdown of the carrying amount of the contingent commitments by stages is as follows:

	Carrying amount
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	204,260	1,338	195	205,793
Guarantees, documentary credits and loan commitments of commercial and public sector loans	109,161	4,822	435	114,418
Guarantees, documentary credits and loan commitments of commercial loans (SME)	107	—	—	107
	313,528	6,160	630	320,318

Schedule of of financial instruments received as collateral

Financial instruments received as collateral	12/31/2021	12/31/2022

Debt instruments received in OTC financial derivatives transactions	4,491	4,541
Debt instruments received in reverse repurchase agreement transactions	63,687	119,398
Equity instruments received in securities loan transactions	74	1
	68,252	123,940